UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number           811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)     (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:                (212) 632-6000

Date of fiscal year end:                12/31

Date of reporting period:             3/31/2007

FORM N-Q

Item 1.                Schedule of Investments.

The Lazard Funds, Inc.
Portfolios of Investments
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard U.S. Equity Value Portfolio

Common Stocks—97.3%

Alcohol & Tobacco—2.3%
Altria Group, Inc.	2,318	$203,544

Banking—12.1%
Bank of America Corp.	6,951	354,640
Hudson City Bancorp, Inc.	4,300	58,824
Huntington Bancshares, Inc.	3,000	65,550
Marshall & Ilsley Corp.	2,319	107,393
SunTrust Banks, Inc.	880	73,075
The Bank of New York Co., Inc.	3,250	131,788
Wachovia Corp.	1,100	60,555
Washington Mutual, Inc.	2,100	84,798
Wells Fargo & Co.	3,400	117,062
		1,053,685
Chemicals—0.8%
The Dow Chemical Co.	1,600	73,376

Commercial Services—2.1%
Automatic Data Processing, Inc.	1,436	69,502
First Data Corp.	4,190	112,711
		182,213
Computer Software—1.8%
Microsoft Corp.	3,560	99,217
Oracle Corp. (a)	3,100	56,203
		155,420
Consumer Products—2.1%
The Procter & Gamble Co.	2,875	181,585

Drugs—4.7%
Bristol-Myers Squibb Co.	1,980	54,965
Pfizer, Inc.	10,564	266,847
Wyeth	1,770	88,553
		410,365
Energy Exploration &
Production—2.4%
Apache Corp.	560	39,592
Devon Energy Corp.	1,055	73,027
Newfield Exploration Co. (a)	1,200	50,052
Occidental Petroleum Corp.	880	43,393
		206,064

Description	Shares	Value

Energy Integrated—10.1%
Chevron Corp.	2,861	$211,599
ConocoPhillips	2,100	143,535
Exxon Mobil Corp.	5,736	432,781
Marathon Oil Corp.	400	39,532
Massey Energy Co.	2,428	58,248
		885,695

Energy Services—1.2%
Halliburton Co.	1,656	52,561
Pride International, Inc. (a)	1,700	51,170
		103,731

Financial Services—12.3%
A.G. Edwards, Inc.	1,440	99,619
American Express Co.	900	50,760
Capital One Financial Corp.	1,000	75,460
Citigroup, Inc.	5,400	277,236
JPMorgan Chase & Co.	4,856	234,934
Lehman Brothers Holdings, Inc.	1,385	97,047
Mellon Financial Corp.	2,094	90,335
The Bear Stearns Cos., Inc.	983	147,794
		1,073,185

Food & Beverages—2.0%
Coca-Cola Enterprises, Inc.	2,650	53,663
Smithfield Foods, Inc. (a)	1,990	59,600
The Coca-Cola Co.	1,267	60,816
		174,079

Forest & Paper Products—1.7%
Ball Corp.	1,655	75,882
Kimberly-Clark Corp.	1,104	75,613
		151,495

Health Services—2.0%
Community Health Systems, Inc. (a)	1,340	47,235
WellPoint, Inc. (a)	1,545	125,299
		172,534

Insurance—9.1%
American International Group,
Inc.	3,296	221,557
Aon Corp.	2,930	111,223
Everest Re Group, Ltd.	775	74,531

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard U.S. Equity Value Portfolio (concluded)
Lincoln National Corp.	1,281	$86,839
The Allstate Corp.	1,430	85,886
The Hartford Financial Services
Group, Inc.	860	82,199
The Travelers Cos., Inc.	2,605	134,861
		797,096

Leisure & Entertainment—4.3%
McDonald's Corp.	2,100	94,605
News Corp., Class A	2,751	63,603
Time Warner, Inc.	7,250	142,970
Viacom, Inc., Class B (a)	1,900	78,109
		379,287

Manufacturing—8.2%
Alliant Techsystems, Inc. (a)	460	40,443
General Electric Co.	8,975	317,356
Honeywell International, Inc.	1,260	58,036
Ingersoll-Rand Co., Ltd., Class A	1,600	69,392
Pitney Bowes, Inc.	1,212	55,013
Textron, Inc.	1,000	89,800
Tyco International, Ltd.	1,430	45,116
United Technologies Corp.	558	36,270
		711,426

Medical Products—2.0%
Johnson & Johnson	2,045	123,232
Medtronic, Inc.	1,000	49,060
		172,292

Retail—2.4%
Best Buy Co., Inc.	1,100	53,592
Foot Locker, Inc.	2,320	54,636
Liz Claiborne, Inc.	1,330	56,990
Wal-Mart Stores, Inc.	1,000	46,950
		212,168

Semiconductors & Components—
2.4%
Flextronics International, Ltd. (a)	5,840	63,890
Intel Corp.	5,451	104,278
Texas Instruments, Inc.	1,425	42,892
		211,060

Description	Shares	Value

Technology—1.4%
International Business Machines
Corp.	1,300	$122,538

Technology Hardware—2.6%
EMC Corp. (a)	4,198	58,142
Hewlett-Packard Co.	1,540	61,816
Motorola, Inc.	3,310	58,488
Tellabs, Inc. (a)	5,295	52,420
		230,866

Telecommunications—7.3%
ALLTEL Corp.	920	57,040
AT&T, Inc.	7,175	282,910
Sprint Nextel Corp.	6,850	129,876
Verizon Communications, Inc.	4,409	167,190
		637,016
Total Common Stocks
(Identified cost $8,641,583)		8,500,720
	Principal
	Amount
	(000)
Repurchase Agreement—2.4%
State Street Bank and Trust Co.,
4.60%, 04/02/07
(Dated 03/30/07, collateralized by
$215,000 United States Treasury
Note, 4.125%, 05/15/15, with a
value of $211,238)
Proceeds of $206,079
(Identified cost $206,000)	$ 206	206,000

Total Investments—99.7%
(Identified cost $8,847,583) (b)		$8,706,720

Cash and Other Assets in Excess
of Liabilities—0.3%		24,583

Net Assets—100.0%		$8,731,303

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard U.S. Strategic Equity Portfolio

Common Stocks—96.8%

Alcohol & Tobacco—3.0%
Altria Group, Inc.	27,100	$2,379,651
Constellation Brands, Inc.,
Class A (a)	63,200	1,338,576
		3,718,227
Banking—5.8%
Bank of America Corp.	56,414	2,878,242
National City Corp.	34,900	1,300,025
The Bank of New York Co., Inc.	47,025	1,906,864
Washington Mutual, Inc.	24,200	977,196
		7,062,327
Building & Construction—1.9%
Masco Corp.	43,200	1,183,680
USG Corp. (a)	23,500	1,096,980
		2,280,660
Chemicals—2.7%
Du Pont (E.I.) de Nemours & Co.	22,880	1,130,959
The Dow Chemical Co.	45,900	2,104,974
		3,235,933
Commercial Services—4.6%
DST Systems, Inc. (a)	16,300	1,225,760
First Data Corp.	99,600	2,679,240
Idearc, Inc.	49,700	1,744,470
		5,649,470
Computer Software—5.5%
Microsoft Corp.	163,135	4,546,573
Oracle Corp. (a)	115,810	2,099,635
		6,646,208
Consumer Products—2.1%
Fortune Brands, Inc.	15,245	1,201,611
The Stanley Works	23,785	1,316,738
		2,518,349
Drugs—6.5%
Barr Pharmaceuticals, Inc. (a)	24,700	1,144,845
Biogen Idec, Inc. (a)	25,900	1,149,442
Pfizer, Inc.	83,110	2,099,359
Sepracor, Inc. (a)	23,300	1,086,479

Description	Shares	Value
Wyeth	49,700	$2,486,491
		7,966,616
Energy Integrated—7.8%
Arch Coal, Inc.	49,100	1,506,879
Chevron Corp.	33,993	2,514,122
ConocoPhillips	34,060	2,328,001
Hess Corp.	30,300	1,680,741
Massey Energy Co.	63,700	1,528,163
		9,557,906
Energy Services—2.1%
BJ Services Co.	45,770	1,276,983
The Williams Cos., Inc.	44,000	1,252,240
		2,529,223
Financial Services—8.5%
A.G. Edwards, Inc.	25,300	1,750,254
Ameriprise Financial, Inc.	24,670	1,409,644
Citigroup, Inc.	35,122	1,803,163
JPMorgan Chase & Co.	31,991	1,547,725
Mellon Financial Corp.	49,900	2,152,686
The Bear Stearns Cos., Inc.	10,930	1,643,325
		10,306,797
Food & Beverages—3.1%
Coca-Cola Enterprises, Inc.	116,600	2,361,150
Smithfield Foods, Inc. (a)	49,100	1,470,545
		3,831,695
Forest & Paper Products—3.8%
Ball Corp.	28,815	1,321,168
Kimberly-Clark Corp.	25,680	1,758,823
Louisiana-Pacific Corp.	79,440	1,593,566
		4,673,557
Insurance—4.5%
Aon Corp.	13,700	520,052
Marsh & McLennan Cos., Inc.	57,600	1,687,104
PartnerRe, Ltd.	25,906	1,775,597
The Allstate Corp.	24,200	1,453,452
		5,436,205
Leisure & Entertainment—4.4%
Gannett Co., Inc.	27,660	1,556,981
News Corp., Class A	79,780	1,844,514

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard U.S. Strategic Equity Portfolio (concluded)
Time Warner, Inc.	98,700	$1,946,364
		5,347,859
Manufacturing—7.4%
Honeywell International, Inc.	33,193	1,528,869
Ingersoll-Rand Co., Ltd., Class A	48,410	2,099,542
Pitney Bowes, Inc.	45,300	2,056,167
Textron, Inc.	19,900	1,787,020
United Technologies Corp.	23,980	1,558,700
		9,030,298
Medical Products—2.8%
Hospira, Inc. (a)	42,100	1,721,890
Johnson & Johnson	28,360	1,708,974
		3,430,864
Printing & Publishing—1.7%
R.H. Donnelley Corp. (a)	28,559	2,024,548

Real Estate—0.9%
CBL & Associates Properties, Inc.	25,500	1,143,420

Retail—3.8%
CVS/Caremark Corp.	62,700	2,140,578
Liz Claiborne, Inc.	56,765	2,432,380
		4,572,958
Semiconductors & Components—
1.7%
Flextronics International, Ltd. (a)	82,300	900,362
Intel Corp.	63,500	1,214,755
		2,115,117
Technology—1.9%
International Business Machines
Corp.	24,490	2,308,427

Technology Hardware—4.6%
Cisco Systems, Inc. (a)	47,155	1,203,867
Dell, Inc. (a)	51,700	1,199,957
EMC Corp. (a)	94,500	1,308,825
Motorola, Inc.	55,700	984,219
Sun Microsystems, Inc. (a)	160,200	962,802
		5,659,670

Description	Shares	Value
Telecommunications—5.7%
ALLTEL Corp.	35,013	$2,170,806
Sprint Nextel Corp.	151,366	2,869,899
Verizon Communications, Inc.	49,300	1,869,456
		6,910,161
Total Common Stocks
(Identified cost $108,299,011)		117,956,495

Total Investments—96.8%
(Identified cost $108,299,011) (b)		$117,956,495

Cash and Other Assets in Excess
of Liabilities—3.2%		3,844,015

Net Assets—100.0%		$121,800,510

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard Mid Cap Portfolio
Common Stocks—93.0%
Alcohol & Tobacco—1.1%

Constellation Brands, Inc.,
Class A (a)	198,500	$4,204,230

Banking—3.7%

Hudson City Bancorp, Inc.	426,900	5,839,992
Huntington Bancshares, Inc.	200,200	4,374,370
Marshall & Ilsley Corp.	93,000	4,306,830
		14,521,192
Building & Construction—1.8%
Masco Corp.	136,400	3,737,360
USG Corp. (a)	73,600	3,435,648
		7,173,008
Chemicals—1.9%
Cabot Corp.	77,200	3,684,756
Celanese Corp., Series A	120,600	3,719,304
		7,404,060
Commercial Services—5.0%
Cintas Corp.	103,800	3,747,180
DST Systems, Inc. (a)	65,300	4,910,560
Idearc, Inc.	200,600	7,041,060
Republic Services, Inc.	139,650	3,885,063
		19,583,863
Consumer Products—2.2%
Fortune Brands, Inc.	52,500	4,138,050
The Stanley Works	80,900	4,478,624
		8,616,674
Drugs—3.6%
Barr Pharmaceuticals, Inc. (a)	103,200	4,783,320
Sepracor, Inc. (a)	82,000	3,823,660
Warner Chilcott, Ltd.	359,800	5,328,638
		13,935,618
Energy—1.2%
Covanta Holding Corp. (a)	203,500	4,513,630

Energy Integrated—4.1%
Foundation Coal Holdings, Inc.	148,600	5,102,924
Massey Energy Co.	217,900	5,227,421

Description	Shares	Value
Sunoco, Inc.	76,800	$5,409,792
		15,740,137
Energy Services—3.7%
BJ Services Co.	187,600	5,234,040
Smith International, Inc.	97,700	4,694,485
The Williams Cos., Inc.	158,700	4,516,602
		14,445,127
Financial Services—5.2%
A.G. Edwards, Inc.	79,000	5,465,220
Ameriprise Financial, Inc.	100,500	5,742,570
Mellon Financial Corp.	207,200	8,938,608
		20,146,398
Food & Beverages—4.9%
Coca-Cola Enterprises, Inc.	407,300	8,247,825
Pilgrim's Pride Corp.	139,200	4,620,048
Smithfield Foods, Inc. (a)	203,700	6,100,815
		18,968,688
Forest & Paper Products—2.7%
Ball Corp.	102,000	4,676,700
Louisiana-Pacific Corp.	280,200	5,620,812
		10,297,512
Insurance—10.1%
Aon Corp.	183,000	6,946,680
Lincoln National Corp.	103,734	7,032,128
OneBeacon Insurance Group,
Ltd.	173,000	4,325,000
PartnerRe, Ltd.	105,640	7,240,566
Protective Life Corp.	86,100	3,791,844
RenaissanceRe Holdings, Ltd.	113,900	5,710,946
Willis Group Holdings, Ltd.	108,800	4,306,304
		39,353,468
Leisure & Entertainment—4.4%
Belo Corp., Class A	289,400	5,403,098
Darden Restaurants, Inc.	143,400	5,906,646
Royal Caribbean Cruises, Ltd.	137,700	5,805,432
		17,115,176
Manufacturing—7.4%
Dover Corp.	146,800	7,165,308
Hubbell, Inc., Class B	136,100	6,565,464
Pitney Bowes, Inc.	179,400	8,142,966

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard Mid Cap Portfolio (concluded)
Textron, Inc.	76,100	$6,833,780
		28,707,518
Medical Products—2.4%
Hospira, Inc. (a)	133,800	5,472,420
Invitrogen Corp. (a)	58,000	3,691,700
		9,164,120
Printing & Publishing—2.0%
R.H. Donnelley Corp. (a)	107,635	7,630,245

Real Estate—1.1%
CBL & Associates Properties, Inc.	99,500	4,461,580

Retail—6.7%
Foot Locker, Inc.	257,900	6,073,545
Liz Claiborne, Inc.	188,100	8,060,085
Pacific Sunwear of California, Inc.
(a)	243,500	5,072,105
The Kroger Co.	151,800	4,288,350
The Talbots, Inc.	99,700	2,354,914
		25,848,999
Semiconductors & Components—
4.5%
Analog Devices, Inc.	104,700	3,611,103
Flextronics International, Ltd. (a)	511,600	5,596,904
Solectron Corp. (a)	1,429,300	4,502,295
Vishay Intertechnology, Inc. (a)	261,300	3,652,974
		17,363,276
Technology Hardware—6.7%
Arrow Electronics, Inc. (a)	166,400	6,281,600
Avaya, Inc. (a)	328,300	3,877,223
CDW Corp.	92,900	5,706,847
Ingram Micro, Inc., Class A (a)	317,900	6,138,649
Sun Microsystems, Inc. (a)	668,000	4,014,680
		26,018,999
Telecommunications—4.1%
ALLTEL Corp.	140,347	8,701,514
Citizens Communications Co.	481,400	7,196,930
		15,898,444
Transportation—2.5%
Overseas Shipholding Group, Inc.	74,100	4,638,660

Description	Shares	Value
YRC Worldwide, Inc. (a)	128,700	$5,176,314
		9,814,974
Total Common Stocks
(Identified cost $330,391,520)		360,926,936
	Principal
	Amount
	(000)
Repurchase Agreement—5.2%
State Street Bank and Trust Co.,
4.60%, 04/02/07
(Dated 03/30/07, collateralized by
$20,250,000 United States
Treasury Note, 4.75%, 02/15/10,
with a value of $20,452,500)
Proceeds of $20,054,685
(Identified cost $20,047,000)	$ 20,047	20,047,000

Total Investments—98.2%
(Identified cost $350,438,520) (b)		$380,973,936

Cash and Other Assets in Excess
of Liabilities—1.8%		6,964,795

Net Assets—100.0%		$387,938,731

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard Small Cap Portfolio

Common Stocks—98.5%

Banking—9.0%
Bank of the Ozarks, Inc. (c)	105,800	$3,038,576
BankUnited Financial Corp.,
Class A (c)	79,700	1,690,437
First Community Bancorp (c)	59,400	3,358,476
Franklin Bank Corp. (a), (c)	105,900	1,892,433
Prosperity Bancshares, Inc. (c)	100,090	3,477,127
United Bankshares, Inc. (c)	55,300	1,937,159
Wintrust Financial Corp. (c)	64,600	2,881,806
		18,276,014

Building & Construction—3.3%
AMCOL International Corp. (c)	33,500	993,275
Beacon Roofing Supply, Inc. (a), (c)	63,200	1,022,576
Builders FirstSource, Inc. (a), (c)	54,600	877,422
Perini Corp. (a), (c)	40,900	1,507,574
Watsco, Inc. (c)	44,400	2,267,508
		6,668,355

Chemicals—0.7%
Headwaters, Inc. (a), (c)	68,600	1,498,910

Commercial Services—7.6%
G & K Services, Inc. (c)	66,100	2,398,108
Labor Ready, Inc. (a)	56,900	1,080,531
Navigant Consulting, Inc. (a), (c)	123,500	2,440,360
Rollins, Inc. (c)	105,100	2,418,351
United Rentals, Inc. (a), (c)	46,700	1,284,250
Universal Technical Institute, Inc.
(a), (c)	35,900	828,572
Waste Connections, Inc. (a), (c)	73,800	2,209,572
Wright Express Corp. (a), (c)	96,300	2,920,779
		15,580,523

Computer Software—3.0%
Agile Software Corp. (a), (c)	257,500	1,789,625
Secure Computing Corp. (a), (c)	311,100	2,395,470
United Online, Inc. (c)	140,700	1,974,021
		6,159,116

Consumer Products—6.0%
Central Garden & Pet Co. (a), (c)	58,500	864,045
Central Garden & Pet Co., Class
A (a), (c)	115,700	1,700,790

Description	Shares	Value
Ethan Allen Interiors, Inc. (c)	55,000	$1,943,700
Fossil, Inc. (a), (c)	39,400	1,042,918
Matthews International Corp.,
Class A (c)	52,700	2,144,890
Polaris Industries, Inc. (c)	42,200	2,024,756
Sealy Corp. (c)	144,800	2,531,104
		12,252,203

Energy Exploration &
Production—0.9%
The Exploration Co. of Delaware
(a), (c)	162,378	1,761,801

Energy Integrated—0.9%
Foundation Coal Holdings, Inc. (c)	52,900	1,816,586

Energy Services—2.4%
Complete Production Services,
Inc. (c)	87,600	1,744,116
Hercules Offshore, Inc. (a), (c)	76,100	1,998,386
W-H Energy Services, Inc. (a), (c)	24,700	1,154,478
		4,896,980

Financial Services—4.2%
HFF, Inc., Class A	182,800	2,742,000
Nelnet, Inc., Class A	44,600	1,069,062
Thomas Weisel Partners Group,
Inc. (a), (c)	79,800	1,517,796
Waddell & Reed Financial, Inc. (c)	142,100	3,313,772
		8,642,630

Gas Utilities—1.2%
South Jersey Industries, Inc. (c)	61,600	2,343,880

Health Services—2.9%
Centene Corp. (a), (c)	71,700	1,504,983
Five Star Quality Care, Inc. (a),
(c)	179,800	1,848,344
LifePoint Hospitals, Inc. (a), (c)	67,600	2,583,672
		5,936,999

Insurance—3.3%
Arch Capital Group, Ltd. (a), (c)	23,100	1,575,651
Aspen Insurance Holdings, Ltd. (c)	75,700	1,984,097
Max Re Capital, Ltd. (c)	125,000	3,185,000
		6,744,748

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard Small Cap Portfolio (continued)

Leisure & Entertainment—3.3%
Bally Technologies, Inc. (a), (c)	108,900	$2,567,862
CBRL Group, Inc.	21,500	995,450
RARE Hospitality International,
Inc. (a), (c)	52,600	1,582,734
Red Robin Gourmet Burgers, Inc.
(a), (c)	43,000	1,669,260
		6,815,306

Manufacturing—6.9%
Altra Holdings, Inc.	140,700	1,928,997
Applied Signal Technology, Inc.
(c)	114,800	2,058,364
Columbus McKinnon Corp. (a)	30,500	682,895
Esterline Technologies Corp. (a),
(c)	34,500	1,416,915
Insteel Industries, Inc.	132,000	2,216,280
Kennametal, Inc.	20,400	1,379,244
Knoll, Inc.	73,100	1,741,973
RBC Bearings, Inc. (a), (c)	35,500	1,186,765
Regal-Beloit Corp. (c)	31,600	1,465,608
		14,077,041

Medical Products—4.0%
American Medical Systems
Holdings, Inc. (a), (c)	122,200	2,586,974
ICU Medical, Inc. (a), (c)	3,900	152,880
Pharmanet Development Group,
Inc. (a), (c)	78,700	2,046,200
Symmetry Medical, Inc. (a), (c)	124,200	2,028,186
Wright Medical Group, Inc. (a), (c)	64,000	1,426,560
		8,240,800

Metals & Mining—2.2%
Quanex Corp.	70,100	2,968,735
Schnitzer Steel Industries, Inc.,
Class A (c)	36,800	1,478,256
		4,446,991

Real Estate—5.8%
Ashford Hospitality Trust (c)	220,100	2,627,994
Cousins Properties, Inc. (c)	57,500	1,889,450
DCT Industrial Trust, Inc. (c)	262,500	3,105,375
Healthcare Realty Trust, Inc. (c)	51,800	1,932,140
MFA Mortgage Investments, Inc.	297,200	2,288,440
		11,843,399

Description	Shares	Value

Retail—5.5%
Carter's, Inc. (a), (c)	94,200	$2,387,028
Guitar Center, Inc. (a), (c)	65,100	2,937,312
Pacific Sunwear of California, Inc.
(a), (c)	139,900	2,914,117
Stein Mart, Inc. (c)	109,100	1,780,512
The Finish Line, Inc. (c)	101,300	1,276,380
		11,295,349

Semiconductors & Components—
11.3%
Actel Corp. (a), (c)	139,200	2,299,584
Benchmark Electronics, Inc. (a), (c)	108,175	2,234,895
Coherent, Inc. (a), (c)	94,700	3,005,778
CPI International, Inc. (c)	113,400	2,179,548
FARO Technologies, Inc. (a), (c)	84,800	2,448,176
Integrated Device Technology,
Inc. (a)	166,300	2,564,346
Microsemi Corp. (a), (c)	104,800	2,180,888
Plexus Corp. (a), (c)	124,800	2,140,320
Semtech Corp. (a), (c)	155,300	2,093,444
TTM Technologies, Inc. (a)	208,400	1,988,136
		23,135,115

Services—1.2%
Perot Systems Corp., Class A (a),
(c)	136,900	2,446,403

Technology—1.5%
BearingPoint, Inc. (a), (c)	212,600	1,628,516
SRA International, Inc., Class A
(a), (c)	61,100	1,488,396
		3,116,912

Technology Hardware—8.2%
Avid Technology, Inc. (a), (c)	57,800	2,016,064
Avocent Corp. (a), (c)	86,700	2,338,299
FEI Co. (a), (c)	50,500	1,821,030
Houston Wire & Cable Co. (c)	90,300	2,530,206
Komag, Inc. (a), (c)	58,500	1,914,705
LTX Corp. (a), (c)	188,600	1,154,232
Powerwave Technologies, Inc.
(a), (c)	225,600	1,283,664
Rogers Corp. (a), (c)	39,600	1,756,260
SafeNet, Inc. (a), (c)	71,300	2,017,790
		16,832,250

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard Small Cap Portfolio (concluded)

Telecommunications—1.4%
Alaska Communications Systems
Group, Inc. (c)	101,500	$1,497,125
NTELOS Holdings Corp.	73,200	1,406,904
		2,904,029

Transportation—1.8%
AirTran Holdings, Inc. (a), (c)	196,400	2,017,028
American Commercial Lines, Inc.
(a), (c)	52,200	1,641,690
		3,658,718
Total Common Stocks
(Identified cost $185,090,790)		201,391,058

Short-Term Investments—28.1%

Collateral for Securities on Loan—
25.4%
State Street Navigator Securities
Lending Prime Portfolio,
5.33% (e), (f)	51,945,655	51,945,655

	Principal
	Amount
	(000)

Repurchase Agreement—2.7%
State Street Bank and Trust Co.,
4.60%, 04/02/07
(Dated 03/30/07, collateralized by
$5,475,000 United States
Treasury Note, 4.75%, 02/15/10,
with a value of $5,529,750)
Proceeds of $5,420,077	$ 5,418	5,418,000

Total Short-Term Investments
(Identified cost $57,363,655)		57,363,655

Total Investments—126.6%
(Identified cost $242,454,445) (b)		$258,754,713

Liabilities in Excess of Cash and
Other Assets—(26.6)%		(54,313,627)

Net Assets—100.0%		$204,441,086

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard U.S. Small Cap Equity Growth Portfolio

Common Stocks—91.7%

Building & Construction—1.2%
PGT, Inc.	14,180	$170,160

Commercial Services—5.2%
aQuantive, Inc. (a)	2,700	75,357
Huron Consulting Group, Inc. (a)	7,600	462,384
World Fuel Services Corp.	4,900	226,674
		764,415
Computer Software—4.3%
ANSYS, Inc. (a)	2,200	111,694
DivX, Inc.	11,300	226,452
Omniture, Inc.	7,900	144,017
webMethods, Inc. (a)	21,020	151,134
		633,297
Consumer Products—1.5%
Crocs, Inc. (a)	4,710	222,547

Drugs—4.4%
Adams Respiratory Therapeutics,
Inc. (a)	9,575	322,007
Emergent Biosolutions, Inc.	23,900	320,738
		642,745
Energy Exploration &
Production—1.5%
EXCO Resources, Inc. (a)	13,100	217,198

Energy Integrated—1.0%
Holly Corp.	2,570	152,401

Energy Services—3.0%
Dril-Quip, Inc. (a)	10,310	446,217

Financial Services—0.5%
HFF, Inc., Class A	2,900	43,500
NewStar Financial, Inc.	2,235	37,459
		80,959
Health Services—1.8%
Healthspring, Inc. (a)	11,405	268,588

Insurance—1.5%
Aspen Insurance Holdings, Ltd.	8,220	215,446

Description	Shares	Value

Leisure & Entertainment—5.1%
Life Time Fitness, Inc. (a)	7,410	$380,948
Orient-Express Hotels, Ltd.,
Class A	4,120	246,458
Panera Bread Co., Class A (a)	2,015	119,006
		746,412

Manufacturing—22.4%
A.S.V., Inc. (a)	9,130	139,324
BE Aerospace, Inc. (a)	12,130	384,521
Gardner Denver, Inc. (a)	12,970	452,004
Gibraltar Industries, Inc.	10,320	233,438
Hubbell, Inc., Class B	6,025	290,646
Kennametal, Inc.	6,725	454,677
Mueller Water Products, Inc.	19,680	271,781
RBC Bearings, Inc. (a)	18,225	609,262
The Toro Co.	3,450	176,778
Trinity Industries, Inc.	7,012	293,943
		3,306,374

Medical Products—11.8%
Accuray, Inc.	1,400	31,136
Aspect Medical Systems, Inc. (a)	16,315	254,351
Barrier Therapeutics, Inc. (a)	21,020	145,038
Dexcom, Inc. (a)	6,130	48,182
Intuitive Surgical, Inc. (a)	740	89,962
Mentor Corp.	6,000	276,000
PDL BioPharma, Inc. (a)	17,075	370,527
Sirona Dental Systems, Inc.	7,500	258,450
Wright Medical Group, Inc. (a)	11,840	263,914
		1,737,560

Metals & Mining—5.5%
Century Aluminum Co. (a)	7,450	349,256
Reliance Steel & Aluminum Co.	9,650	467,060
		816,316

Real Estate—2.7%
FelCor Lodging Trust, Inc.	15,060	391,108

Retail—5.6%
Dick's Sporting Goods, Inc. (a)	6,780	395,003
Urban Outfitters, Inc. (a)	8,730	231,432
Zumiez, Inc. (a)	5,065	203,208
		829,643

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard U.S. Small Cap Equity Growth Portfolio (concluded)

Semiconductors & Components—
3.6%
Diodes, Inc. (a)	5,950	$207,358
Smart Modular Technologies
(WWH), Inc. (a)	25,580	327,168
		534,526

Technology Hardware—9.1%
Atheros Communications (a)	11,750	281,177
FormFactor, Inc. (a)	2,450	109,638
Ingram Micro, Inc., Class A (a)	3,715	71,737
OpNext, Inc.	11,500	170,085
Riverbed Technology, Inc.	10,470	289,391
Synaptics, Inc. (a)	9,185	234,952
Tessera Technologies, Inc. (a)	2,800	111,272
Varian Semiconductor Equipment
Associates, Inc. (a)	1,280	68,326
		1,336,578

Total Common Stocks
(Identified cost $13,255,996)		13,512,490

	Principal
	Amount
	(000)
Repurchase Agreement—10.4%
State Street Bank and Trust Co.,
4.60%, 04/02/07
(Dated 03/30/07, collateralized by
$1,595,000 United States
Treasury Note, 4.125%, 05/15/15,
with a value of $1,567,088)
Proceeds of $1,535,588
(Identified cost $1,535,000)	$ 1,535	1,535,000

Total Investments—102.1%
(Identified cost $14,790,996) (b)		$15,047,490

Liabilities in Excess of Cash and
Other Assets—(2.1)%		(316,232)

Net Assets—100.0%		$14,731,258

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value

Lazard International Equity Portfolio

Common Stocks—97.2%

Belgium—2.1%
InBev NV	156,861	$11,285,941

Brazil—0.5%
Petroleo Brasileiro SA ADR	29,500	2,935,545

Finland—3.1%
Fortum Oyj (c)	284,500	8,267,288
Nokia Oyj	379,400	8,701,812
Total Finland		16,969,100

France—12.4%
Axa (c)	124,524	5,261,227
BNP Paribas (c)	100,100	10,418,672
France Telecom SA (c)	290,300	7,639,779
Gaz de France (c)	168,800	7,806,014
Lafarge SA (c)	37,628	5,894,918
Sanofi-Aventis	162,897	14,116,309
Total SA (c)	230,496	16,092,961
Total France		67,229,880

Germany—10.0%
Adidas AG (c)	95,600	5,208,668
Allianz AG	24,700	5,053,894
Continental AG	60,400	7,779,647
DaimlerChrysler AG (c)	203,800	16,657,109
Deutsche Post AG	238,000	7,179,000
E.ON AG (c)	55,700	7,546,485
KarstadtQuelle AG (a), (c)	138,362	5,083,385
Total Germany		54,508,188

Greece—1.5%
National Bank of Greece SA	151,700	8,016,839

Ireland—2.2%
Bank of Ireland	252,160	5,420,955
CRH PLC	149,221	6,356,338
Total Ireland		11,777,293

Italy—4.7%
Banco Popolare di Verona e
Novara Scrl (c)	197,960	6,126,712
Eni SpA	267,530	8,675,147

Description	Shares	Value
UniCredito Italiano SpA (c)	1,150,767	$10,914,387
Total Italy		25,716,246

Japan—14.1%
Daito Trust Construction Co., Ltd.	126,300	5,936,608
East Japan Railway Co.	582	4,524,887
Hoya Corp.	114,400	3,788,304
Keyence Corp.	31,000	6,981,071
Nidec Corp.	96,700	6,224,179
Nomura Holdings, Inc.	196,300	4,081,444
Sega Sammy Holdings, Inc.	204,900	4,772,179
Sumitomo Mitsui Financial Group,
Inc.	1,085	9,832,310
Takeda Pharmaceutical Co., Ltd.	81,400	5,329,003
The Sumitomo Trust and Banking
Co., Ltd.	813,000	8,462,223
THK Co., Ltd.	156,600	3,680,415
Tokyo Gas Co., Ltd.	1,361,000	7,572,958
Yamada Denki Co., Ltd.	61,150	5,686,445
Total Japan		76,872,026

Netherlands—1.9%
TNT NV	226,900	10,368,964

New Zealand—1.0%
Telecom Corp. of New Zealand,
Ltd. (c)	1,584,000	5,357,011

Singapore—1.9%
Singapore Telecommunications,
Ltd. (c)	4,751,300	10,263,609

South Korea—1.0%
Kookmin Bank Sponsored ADR
(c)	61,800	5,571,270

Spain—2.0%
Banco Bilbao Vizcaya Argentaria
SA (c)	447,734	10,954,503

Sweden—1.5%
Telefonaktiebolaget LM Ericsson,
B Shares (c)	2,212,000	8,102,564

Switzerland—9.9%
Credit Suisse Group (c)	179,959	12,854,214
Nestle SA	42,776	16,582,358
Novartis AG (c)	336,900	19,234,871

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard International Equity Portfolio (concluded)

Zurich Financial Services AG	18,300	$5,257,802
Total Switzerland		53,929,245

Turkey—0.9%
Turkcell Iletisim Hizmetleri AS
ADR (c)	364,700	4,832,275

United Kingdom—26.5%
BAE Systems PLC	1,241,300	11,199,267
BP PLC	1,098,548	11,893,595
British American Tobacco PLC	255,900	7,975,340
Diageo PLC	554,142	11,189,288
Friends Provident PLC	1,281,600	4,838,806
GlaxoSmithKline PLC	444,800	12,187,544
Imperial Tobacco Group PLC	250,940	11,197,119
ITV PLC	1,681,300	3,594,403
Kingfisher PLC	1,071,400	5,847,118
Lloyds TSB Group PLC	679,900	7,467,721
Marks & Spencer Group PLC	404,338	5,364,971
National Grid PLC	325,727	5,094,945
Northern Rock PLC	333,700	7,494,052
Old Mutual PLC	2,230,792	7,179,971
Reckitt Benckiser PLC	174,600	9,061,271
Tesco PLC	954,000	8,312,484
Vodafone Group PLC	5,224,983	13,886,065
Total United Kingdom		143,783,960

Total Common Stocks
(Identified cost $451,198,779)		528,474,459

Short-Term Investments—29.4%

Collateral for Securities on Loan—
20.3%
State Street Navigator Securities
Lending Prime Portfolio,
5.33% (e), (f)	110,079,914	110,079,914

	Principal
	Amount
	(000)

Repurchase Agreement—9.1%
State Street Bank and Trust Co.,
4.60%, 04/02/07
(Dated 03/30/07, collateralized by
$50,060,000 United States
Treasury Note, 4.75%, 02/15/10,
with a value of $50,560,600)
Proceeds of $49,586,001	$ 49,567	49,567,000

Total Short-Term Investments
(Identified cost $159,646,914)		159,646,914

Total Investments—126.6%
(Identified cost $610,845,693) (b)		$688,121,373

Liabilities in Excess of Cash and
Other Assets—(26.6)%		(144,733,348)

Net Assets—100.0%		$543,388,025

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard International Equity Select Portfolio

Common Stocks—95.5%

Belgium—1.7%
InBev NV	7,300	$525,225

Brazil—1.3%
Petroleo Brasileiro SA ADR	4,000	398,040

Finland—1.5%
Nokia Oyj Sponsored ADR	19,900	456,108

France—12.3%
Axa Sponsored ADR	14,950	636,870
Groupe Danone	2,500	406,999
Sanofi-Aventis ADR	16,800	730,968
Societe Generale Sponsored
ADR	17,100	593,370
Suez SA Sponsored ADR	12,100	639,848
Total SA Sponsored ADR	10,500	732,690
Total France		3,740,745

Germany—4.5%
Adidas AG Sponsored ADR	10,600	289,380
Allianz SE ADR	15,000	308,250
DaimlerChrysler AG	9,300	760,113
Total Germany		1,357,743

Indonesia—1.1%
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	7,500	323,550

Ireland—3.5%
Allied Irish Banks PLC Sponsored
ADR	7,250	434,058
CRH PLC Sponsored ADR	14,600	634,954
Total Ireland		1,069,012

Italy—3.4%
Eni SpA Sponsored ADR	9,000	583,470
UniCredito Italiano SpA	48,400	459,047
Total Italy		1,042,517

Japan—11.5%
Canon, Inc. Sponsored ADR	8,100	434,808
Hoya Corp. Sponsored ADR	7,200	238,320
Mitsubishi UFJ Financial Group,
Inc. ADR	39,900	449,274

Description	Shares	Value
Mitsui Sumitomo Insurance Co.,
Ltd. ADR	4,500	$563,667
Nissan Motor Co., Ltd. Sponsored
ADR	19,750	422,650
Nomura Holdings, Inc. ADR	44,400	920,412
Sumitomo Mitsui Financial Group,
Inc. ADR	53,100	483,210
Total Japan		3,512,341

Netherlands—4.0%
Heineken NV ADR	21,400	559,610
TNT NV ADR	14,000	644,700
Total Netherlands		1,204,310

Russia—0.8%
Mobile TeleSystems Sponsored
ADR	4,500	251,820

Singapore—2.1%
Singapore Telecommunications,
Ltd. ADR	29,000	627,850

South Korea—4.6%
Hyundai Motor Co., Ltd. GDR	11,000	206,140
Kookmin Bank	9,400	843,462
Samsung Electronics Co., Ltd.
GDR (d)	1,200	365,100
Total South Korea		1,414,702

Sweden—1.5%
Telefonaktiebolaget LM Ericsson
Sponsored ADR	12,200	452,498

Switzerland—11.1%
Credit Suisse Group Sponsored
ADR	9,600	689,568
Julius Baer Holding, Ltd.	2,700	366,694
Nestle SA Sponsored ADR	4,700	456,605
Novartis AG ADR	18,500	1,010,655
UBS AG	9,300	552,699
Zurich Financial Services AG
ADR	11,100	320,235
Total Switzerland		3,396,456

Turkey—1.4%
Turkcell Iletisim Hizmetleri AS
ADR	31,900	422,675

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard International Equity Select Portfolio (concluded)

United Kingdom—29.2%
BAE Systems PLC	35,200	$317,582
Barclays PLC Sponsored ADR	11,050	629,187
BP PLC Sponsored ADR	10,650	689,588
British American Tobacco PLC
Sponsored ADR	9,500	598,880
Cadbury Schweppes PLC
Sponsored ADR	12,700	652,399
Diageo PLC Sponsored ADR	9,150	740,692
GlaxoSmithKline PLC Sponsored
ADR	10,600	585,756
HSBC Holdings PLC Sponsored
ADR	8,600	755,166
Imperial Tobacco Group PLC
ADR	7,900	708,946
Kingfisher PLC	92,200	503,177
Lloyds TSB Group PLC
Sponsored ADR	9,900	440,253
Reckitt Benckiser PLC	6,100	316,574
Tesco PLC Sponsored ADR	25,600	670,720
Unilever PLC Sponsored ADR	15,840	476,309
Vodafone Group PLC Sponsored
ADR	29,850	801,771
Total United Kingdom		8,887,000

Total Common Stocks
(Identified cost $24,795,700)		29,082,592
	Principal
	Amount
	(000)

Repurchase Agreement—4.1%
State Street Bank and Trust Co.,
4.60%, 04/02/07
(Dated 03/30/07, collateralized by
$1,310,000 United States
Treasury Note, 4.125%, 05/15/15,
with a value of $1,287,075)
Proceeds of $1,261,483
(Identified cost $1,261,000)	$ 1,261	1,261,000

Total Investments—99.6%
(Identified cost $26,056,700) (b)		$30,343,592

Cash and Other Assets in Excess
of Liabilities—0.4%		123,424

Net Assets—100.0%		$30,467,016

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard International Strategic Equity Portfolio

Common Stocks—95.3%

Egypt—3.6%
Eastern Tobacco	108,710	$7,633,603
Egyptian Company for Mobile
Services	261,270	7,221,762
Total Egypt		14,855,365

Finland—4.1%
Fortum Oyj	223,000	6,480,159
Sampo Oyj, A Shares	354,400	10,718,379
Total Finland		17,198,538

France—13.3%
Axa	223,563	9,445,695
Gaz de France	228,760	10,578,814
Lafarge SA	47,017	7,365,828
Sanofi-Aventis	108,400	9,393,714
Schneider Electric SA	46,323	5,859,823
Total SA	180,452	12,598,947
Total France		55,242,821

Germany—15.0%
Continental AG	55,980	7,210,341
DaimlerChrysler AG	192,690	15,749,060
Deutsche Post AG	283,670	8,556,583
KarstadtQuelle AG (a)	173,700	6,381,694
Puma AG	19,328	7,042,140
Symrise AG	334,660	8,660,185
Wincor Nixdorf AG	94,122	8,740,267
Total Germany		62,340,270

Indonesia—1.4%
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	135,700	5,854,098

Ireland—4.6%
Bank of Ireland	357,800	7,689,376
CRH PLC	272,225	11,595,152
Total Ireland		19,284,528

Italy—2.3%
UniCredito Italiano SpA	995,752	9,444,156

Japan—10.7%
Daito Trust Construction Co., Ltd.	176,300	8,286,809

Description	Shares	Value
Ichiyoshi Securities Co., Ltd.	371,900	$5,959,219
JSR Corp.	234,400	5,399,687
Keyence Corp.	34,700	7,814,296
The Sumitomo Trust and Banking
Co., Ltd.	1,052,000	10,949,888
USS Co., Ltd.	95,810	6,239,923
Total Japan		44,649,822

Mexico—1.5%
Kimberly-Clark de Mexico SAB de
CV, Series A	1,426,500	6,477,319

Netherlands—2.2%
TNT NV	199,857	9,133,143

South Korea—1.0%
Kookmin Bank Sponsored ADR	45,600	4,110,840

Spain—2.7%
Banco Bilbao Vizcaya Argentaria
SA	455,100	11,134,723

Sweden—2.1%
Telefonaktiebolaget LM Ericsson,
B Shares	2,341,000	8,575,092

Switzerland—10.9%
Julius Baer Holding, Ltd.	54,946	7,462,358
Nestle SA	36,910	14,308,370
Novartis AG	246,437	14,070,002
UBS AG	164,380	9,721,687
Total Switzerland		45,562,417

Turkey—1.4%
Turkcell Iletisim Hizmetleri AS	1,140,300	5,835,049

United Kingdom—18.5%
BAE Systems PLC	1,346,025	12,144,118
British American Tobacco PLC	493,118	15,368,439
ITV PLC	2,915,200	6,232,322
Kingfisher PLC	1,238,860	6,761,023
National Grid PLC	678,033	10,605,632
Northern Rock PLC	316,250	7,102,170
Old Mutual PLC	2,241,600	7,214,757

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard International Strategic Equity Portfolio (concluded)

Tesco PLC	1,338,886	$11,666,110
Total United Kingdom		77,094,571

Total Common Stocks
(Identified cost $353,457,659)		396,792,752

	Principal
	Amount
	(000)
Repurchase Agreement—4.3%
State Street Bank and Trust Co.,
4.60%, 04/02/07
(Dated 03/30/07, collateralized by
$18,705,000 United States
Treasury Note, 4.125%, 05/15/15,
with a value of $18,377,663)
Proceeds of $18,021,906
(Identified cost $18,015,000)	$ 18,015	18,015,000

Total Investments—99.6%
(Identified cost $371,472,659) (b)		$414,807,752

Cash and Other Assets in Excess
of Liabilities—0.4%		1,793,155

Net Assets—100.0%		$416,600,907

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard International Small Cap Portfolio

Common Stocks—92.3%

Australia—4.5%
ABC Learning Centres, Ltd. (c)	1,338,223	$7,870,285
Fairfax Media, Ltd. (c)	1,940,227	7,805,711
James Hardie Industries NV (c)	1,236,200	8,348,829
Macquarie Infrastructure Group	3,365,566	10,440,468
Total Australia		34,465,293

Austria—4.2%
Boehler-Uddeholm AG	117,548	11,266,132
CAT oil AG	448,174	14,019,793
Oesterreichische Post AG (c)	162,911	6,744,315
Total Austria		32,030,240

Finland—1.7%
Sampo Oyj, A Shares (c)	437,300	13,225,585

France—2.8%
Carbone Lorraine SA (c)	126,188	7,496,733
Neopost SA	99,200	14,129,361
Total France		21,626,094

Germany—7.0%
Demag Cranes AG	212,075	13,773,597
DIC Asset AG	272,552	11,609,845
Kloeckner & Co. AG (c)	167,044	9,150,141
Pfeiffer Vacuum Technology AG	119,300	10,821,056
Puma AG	22,732	8,282,385
Total Germany		53,637,024

Greece—1.0%
Piraeus Bank SA	218,125	7,549,286

Hong Kong—2.0%
Esprit Holdings, Ltd.	1,304,965	15,246,928

Ireland—6.4%
Anglo Irish Bank Corp. PLC	665,388	14,171,703
DCC PLC	392,000	13,754,935
Grafton Group PLC Units (a)	685,300	10,262,669
Irish Life & Permanent PLC	396,100	10,835,370
Total Ireland		49,024,677

Japan—25.2%
ABC-Mart, Inc. (c)	192,300	4,242,570
Aoyama Trading Co., Ltd.	236,300	7,484,751

Description	Shares	Value
Asahi Pretec Corp. (c)	403,000	$10,102,731
Chiyoda Corp. (c)	426,700	9,341,685
Daito Trust Construction Co., Ltd.
(c)	203,000	9,541,817
Dodwell BMS, Ltd. (c)	712,800	3,616,068
Don Quijote Co., Ltd. (c)	293,500	5,741,986
Eizo Nanao Corp.	369,400	12,169,943
Hisamitsu Pharmaceutical Co.,
Inc. (c)	333,600	9,832,124
Ichiyoshi Securities Co., Ltd. (c)	644,200	10,322,476
Ito En, Ltd. (c)	169,200	5,502,672
JAFCO Co., Ltd. (c)	149,200	8,238,696
JSR Corp. (c)	356,400	8,210,104
K.K. DaVinci Advisors (a), (c)	8,969	9,570,985
Mars Engineering Corp. (c)	227,600	4,635,850
Misumi Group, Inc. (c)	539,700	9,644,438
OSG Corp. (c)	701,900	10,616,925
Pronexus, Inc. (c)	782,400	7,752,767
Rinnai Corp. (c)	225,500	5,996,782
Secom Techno Service Co., Ltd.
(c)	197,900	8,464,069
Shoei Co, Ltd. (c)	242,000	6,947,957
Suruga Bank, Ltd. (c)	705,700	9,180,226
THK Co., Ltd. (c)	400,900	9,421,956
USS Co., Ltd. (c)	100,340	6,534,953
Total Japan		193,114,531

Netherlands—9.2%
Boskalis Westminster NV	131,836	13,074,267
Fugro NV	228,112	11,538,751
Hunter Douglas NV	94,652	8,315,738
Ordina NV	336,969	7,764,511
SBM Offshore NV (c)	310,708	11,163,038
USG People NV (c)	270,420	11,115,863
Wavin NV (c)	393,289	7,748,196
Total Netherlands		70,720,364

Norway—2.8%
Acergy SA (c)	474,700	10,090,320
Electromagnetic GeoServices AS	96,150	2,291,874
Songa Offshore ASA (a), (c)	998,600	9,079,520
Total Norway		21,461,714

Spain—3.3%
Abengoa SA (c)	189,200	7,812,500
Indra Sistemas SA (c)	321,251	8,069,441

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard International Small Cap Portfolio (concluded)

Prosegur Compania de
Seguridad SA (c)	255,051	$9,638,723
Total Spain		25,520,664

Sweden—4.5%
Cardo AB	222,000	8,479,925
Elekta AB, B Shares (c)	541,700	9,708,923
Getinge AB, B Shares	343,100	7,775,388
KappAhl Holding AB (c)	746,100	8,028,755
Total Sweden		33,992,991

Switzerland—1.8%
Geberit AG	4,360	6,678,571
Sika AG	4,225	7,146,646
Total Switzerland		13,825,217

United Kingdom—15.9%
Ashmore Group PLC	1,479,042	8,405,411
Bunzl PLC	1	14
Cattles PLC	943,316	7,576,456
Charter PLC (a)	374,103	6,512,003
Chemring Group PLC	249,446	9,085,388
Enodis PLC	2,240,097	9,039,860
Enterprise Inns PLC	585,634	7,678,612
Erinaceous Group PLC	1,626,045	6,729,302
Filtrona PLC	1,509,153	7,969,737
Intertek Group PLC	482,491	8,578,514
Man Group PLC	1,044,740	11,372,507
Northgate PLC	513,100	10,858,716
Regus Group PLC	4,570,183	13,288,725
Signet Group PLC Sponsored
ADR (c)	158,636	3,969,073
William Hill PLC	848,554	10,585,019
Total United Kingdom		121,649,337

Total Common Stocks
(Identified cost $511,003,288)		707,089,945

Preferred Stock—1.8%

Germany—1.8%
Fuchs Petrolub AG
(Identified cost $9,465,642)	158,566	13,854,974

Description	Shares	Value
Short-Term Investments—27.7%
Collateral for Securities on Loan—
22.2%
State Street Navigator Securities
Lending Prime Portfolio,
5.33% (e), (f)	169,894,919	$169,894,919

	Principal
	Amount
	(000)

Repurchase Agreement—5.5%
State Street Bank and Trust Co.,
4.60%, 04/02/07
(Dated 03/30/07, collateralized by
$42,340,000 United States
Treasury Note, 4.75%, 02/15/10,
with a value of $42,763,400)
Proceeds of $41,938,070	$ 41,922	41,922,000

Total Short-Term Investments
(Identified cost $211,816,919)		211,816,919

Total Investments—121.8%
(Identified cost $732,285,849) (b)		$932,761,838

Liabilities in Excess of Cash and
Other Assets—(21.8)%		(166,681,492)

Net Assets—100.0%		$766,080,346

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard Emerging Markets Portfolio

Common Stocks—83.7%

Argentina—0.6%
Banco Macro SA ADR (c)	615,397	$20,886,574

Bahrain—0.6%
Investcorp Bank BSC GDR (a)	106,935	2,780,310
Investcorp Bank BSC GDR (a),
(d)	700,149	18,203,874
Total Bahrain		20,984,184

Brazil—7.3%
Brasil Telecom Participacoes SA
ADR	1,113,300	50,198,697
Companhia de Concessoes
Rodoviarias	1,912,750	25,680,959
CPFL Energia SA	1,653,800	23,481,374
Petroleo Brasileiro SA ADR	838,600	83,449,086
Souza Cruz SA	2,120,465	43,010,409
Ultrapar Participacoes SA
Sponsored ADR (c)	997,300	29,320,620
Total Brazil		255,141,145

China—1.2%
CNOOC, Ltd. ADR (c)	464,300	40,686,609

Egypt—4.6%
Eastern Tobacco	592,266	41,588,849
Orascom Construction Industries	1,356,734	68,119,539
Orascom Telecom Holding SAE	747,500	51,834,540
Total Egypt		161,542,928

Hong Kong—0.8%
China Netcom Group Corp. (Hong
Kong), Ltd.	11,169,000	29,229,427

Hungary—2.3%
MOL Hungarian Oil and Gas Nyrt.	481,722	55,480,827
Richter Gedeon Nyrt. (c)	144,327	26,021,064
Total Hungary		81,501,891

India—7.5%
Grasim Industries, Ltd.	168,364	8,122,842
Hero Honda Motors, Ltd.	1,535,449	24,586,967
Hindustan Lever, Ltd.	4,056,656	19,132,969
Oil and Natural Gas Corp., Ltd.	3,210,033	64,990,890
Punjab National Bank, Ltd.	2,462,410	26,910,037

Description	Shares	Value
Satyam Computer Services, Ltd.	4,980,578	$53,799,180
State Bank of India	2,899,265	65,983,042
Total India		263,525,927

Indonesia—4.5%
PT Astra International Tbk	28,622,000	41,403,880
PT Bank Mandiri Tbk	194,532,000	53,296,438
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	761,123	32,834,846
PT United Tractors Tbk	39,394,900	31,947,645
Total Indonesia		159,482,809

Israel—3.3%
Bank Hapoalim BM	13,598,905	65,295,680
Israel Chemicals, Ltd.	7,233,715	49,471,859
Total Israel		114,767,539

Kazakhstan—0.1%
KazMunaiGas Exploration
Production GDR	127,629	2,684,038
KazMunaiGas Exploration
Production GDR (d)	48,475	1,019,429
Total Kazakhstan		3,703,467

Mexico—6.2%
Cemex SAB de CV Sponsored
ADR (a), (c)	2,247,164	73,594,621
Desarrolladora Homex SA de CV
ADR (a), (c)	627,716	36,376,142
Fomento Economico Mexicano
SAB de CV Sponsored ADR	221,200	24,418,268
Grupo Televisa SA Sponsored
ADR	1,565,600	46,654,880
Kimberly-Clark de Mexico SAB de
CV, Series A (c)	7,689,200	34,914,408
Total Mexico		215,958,319

Peru—0.3%
Credicorp, Ltd.	211,032	10,283,589

Philippines—1.5%
Philippine Long Distance
Telephone Co. Sponsored ADR
(c)	994,000	52,483,200

Russia—3.2%
Evraz Group SA GDR	1,063,700	35,633,950

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Description	Shares	Value
Lazard Emerging Markets Portfolio (continued)

Mobile TeleSystems Sponsored
ADR	1,342,000	$75,098,320
Total Russia		110,732,270

South Africa—9.4%
Aquarius Platinum, Ltd.	1,875,999	60,196,456
Imperial Holdings, Ltd.	3,155,289	65,911,932
Kumba Iron Ore, Ltd.	2,783,580	57,187,648
Murray & Roberts Holdings, Ltd.	4,043,870	31,202,339
Naspers, Ltd., N Shares	1,133,000	27,416,960
Sanlam, Ltd.	4,662,890	12,858,711
Steinhoff International Holdings,
Ltd. (a)	14,258,616	45,906,747
Truworths International, Ltd.	6,327,052	30,970,058
Total South Africa		331,650,851

South Korea—14.4%
Hite Brewery Co., Ltd.	147,700	17,665,586
Hyundai Motor Co., Ltd.	729,677	51,277,535
Kangwon Land, Inc.	2,357,210	44,232,146
Kookmin Bank	1,260,316	113,088,104
KT Corp. Sponsored ADR	962,936	21,560,137
Lotte Shopping Co., Ltd. GDR (d)	2,360,700	41,147,001
Samsung Electronics Co., Ltd.	188,046	112,555,707
Shinhan Financial Group Co., Ltd.	1,787,990	102,648,799
Total South Korea		504,175,015

Sweden—2.0%
Oriflame Cosmetics SA SDR	1,822,750	69,884,943

Taiwan—8.2%
Advantech Co., Ltd.	8,721,046	27,935,177
Chinatrust Financial Holding Co.,
Ltd.	79,203,512	61,870,264
Fubon Financial Holding Co., Ltd.	53,576,000	48,246,247
Hon Hai Precision Industry Co.,
Ltd.	9,466,242	63,504,947
Novatek Microelectronics Corp.,
Ltd.	8,147,000	35,205,518
Taiwan Semiconductor
Manufacturing Co., Ltd.	24,455,483	50,179,116
Total Taiwan		286,941,269

Thailand—1.7%
Kasikornbank PCL	27,970,800	53,528,809

Description	Shares	Value
Thai Union Frozen Products PCL	12,045,700	$7,707,046
Total Thailand		61,235,855

Turkey—4.0%
Enka Insaat ve Sanayi AS	1,281,757	17,459,609
Turkcell Iletisim Hizmetleri AS	10,892,786	55,739,662
Turkcell Iletisim Hizmetleri AS
ADR (c)	3,145,217	41,674,125
Turkiye Is Bankasi, C Shares (c)	5,259,400	25,396,742
Total Turkey		140,270,138

Total Common Stocks
(Identified cost $2,346,243,197)		2,935,067,949

Preferred Stocks—10.6%

Brazil—10.1%
AES Tiete SA	994,200,546	31,585,061
Bradespar SA	916,352	27,409,942
Companhia Vale do Rio Doce, A
Shares	3,577,106	112,593,170
Iochpe Maxion SA	2,103,600	22,526,821
Klabin SA	16,783,530	46,757,635
Tam SA Sponsored ADR (c)	1,456,980	38,697,389
Tele Norte Leste Participacoes
SA ADR (c)	2,758,859	38,182,609
Telemar Norte Leste SA, Class A	1,791,517	37,038,695
Total Brazil		354,791,322

South Korea—0.5%
Hyundai Motor Co., Ltd.	502,120	18,844,180

Total Preferred Stocks
(Identified cost $309,513,669)		373,635,502

Short-Term Investments—11.5%

Collateral for Securities on Loan—
6.6%
State Street Navigator Securities
Lending Prime Portfolio,
5.33% (e), (f)	230,930,662	230,930,662

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

	Principal
	Amount
Description	(000)	Value
Lazard Emerging Markets Portfolio (concluded)

Repurchase Agreement—4.9%
State Street Bank and Trust Co.,
4.60%, 04/02/07
(Dated 03/30/07, collateralized by
$173,310,000 United States
Treasury Note, 4.75%, 02/15/10,
with a value of $175,043,100)
Proceeds of $171,672,783	$ 171,607	$171,607,000

Total Short-Term Investments
(Identified cost $402,537,662)		402,537,662

Total Investments—105.8%
(Identified cost $3,058,294,528) (b)		$3,711,241,113

Liabilities in Excess of Cash and
Other Assets—(5.8)%		(203,912,350)

Net Assets—100.0%		$3,507,328,763

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

	Principal
	Amount
Description	(000)	Value
Lazard High Yield Portfolio
Corporate Bonds—92.1%

Aerospace & Defense—1.9%
Sequa Corp.,
8.875%, 04/01/08	$ 1,300	$1,330,875

Automotive—5.0%
Ford Motor Co.,
7.45%, 07/16/31 (c)	425	328,313
Ford Motor Credit Co.,
7.00%, 10/01/13 (c)	1,725	1,614,842
General Motors Acceptance Corp.:
6.75%, 12/01/14 (c)	1,325	1,302,210
8.00%, 11/01/31 (c)	350	376,250
Venture Holdings Co. LLC,
12.00%, 06/01/09 (a), (h)	2,840	284
		3,621,899

Building & Construction—1.5%
KB Home,
7.75%, 02/01/10	1,060	1,066,625

Building Materials—2.0%
Goodman Global Holding Co., Inc.,
7.875%, 12/15/12 (c)	390	393,900
Legrand SA,
8.50%, 02/15/25 (c)	925	1,061,438
		1,455,338

Cable Television—6.4%
CCH I LLC,
11.00%, 10/01/15 (c)	684	709,650
DirecTV Holdings LLC,
6.375%, 06/15/15	400	381,000
EchoStar DBS Corp.:
5.75%, 10/01/08	50	50,125
6.625%, 10/01/14 (c)	810	816,075
Mediacom Broadband LLC,
8.50%, 10/15/15 (c)	725	741,312
Rogers Cable, Inc.,
6.25%, 06/15/13	905	923,100
Shaw Communications, Inc.,
7.25%, 04/06/11 (c)	900	947,250
		4,568,512

	Principal
	Amount
Description	(000)	Value

Chemicals—5.5%
ARCO Chemical Co.,
9.80%, 02/01/20	$ 535	$623,275
IMC Global, Inc.,
7.30%, 01/15/28 (c)	775	724,625
Lyondell Chemical Co.,
8.00%, 09/15/14	500	524,375
Momentive Performance Materials, Inc.:
9.75%, 12/01/14 (d)	275	283,937
11.50%, 12/01/16 (d)	250	258,125
NOVA Chemicals Corp.,
6.50%, 01/15/12 (c)	687	656,085
Tronox Worldwide LLC,
9.50%, 12/01/12	800	848,000
		3,918,422

Computer Services—1.3%
SunGard Data Systems, Inc.,
10.25%, 08/15/15 (c)	824	899,190

Diversified—2.3%
Leucadia National Corp.,
7.00%, 08/15/13 (c)	950	951,187
The Greenbrier Cos., Inc.,
8.375%, 05/15/15	700	705,250
		1,656,437

Drugs—0.7%
Elan Finance PLC,
7.75%, 11/15/11	500	490,625

Electric Generation—3.2%
Caithness Coso Funding Corp.,
6.263%, 06/15/14 (d)	684	674,348
Reliant Energy, Inc.,
6.75%, 12/15/14	825	870,375
The AES Corp.,
9.50%, 06/01/09	710	756,150
		2,300,873

Electric Integrated—1.2%
Edison Mission Energy,
7.50%, 06/15/13 (c)	300	310,500

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

	Principal
	Amount
Description	(000)	Value
Lazard High Yield Portfolio (continued)

Mission Energy Holding Co.,
13.50%, 07/15/08	$ 500	$545,000
		855,500

Electronics—1.8%
Freescale Semiconductor, Inc.:
8.875%, 12/15/14 (c), (d)	225	225,563
10.125%, 12/15/16 (c), (d)	375	375,000
NXP BV,
7.875%, 10/15/14 (d)	700	721,875
		1,322,438

Energy Exploration &
Production—4.1%
Chesapeake Energy Corp.,
6.375%, 06/15/15 (c)	925	925,000
Compagnie Generale de
Geophysique,
7.50%, 05/15/15 (c)	750	774,375
OPTI Canada, Inc.,
8.25%, 12/15/14 (d)	525	544,687
PetroHawk Energy Corp.,
9.125%, 07/15/13 (c)	425	452,094
Pogo Producing Co.,
6.875%, 10/01/17 (c)	250	245,000
		2,941,156

Energy Integrated—0.2%
Verasun Energy Corp.,
9.875%, 12/15/12 (c)	125	130,313

Environmental—1.0%
Browning-Ferris Industries, Inc.,
7.40%, 09/15/35	775	744,000

Financial Services—0.0%
Finance One PLC,
0.00%, 01/03/08 (a), (h), (i)	20,000	0
Morgan Guarantee Trust,
0.00%, 07/31/07 (a), (h), (i)	10,569	0
		0

Food & Beverages—2.2%
Constellation Brands, Inc.,
7.25%, 09/01/16	550	556,875

	Principal
	Amount
Description	(000)	Value
Dean Foods Co.,
7.00%, 06/01/16	$ 550	$551,375
NBTY, Inc.,
7.125%, 10/01/15	475	473,813
		1,582,063

Forest & Paper Products—4.9%
Bowater Canada Finance,
7.95%, 11/15/11 (c)	1,050	1,019,812
Georgia-Pacific Corp.:
8.125%, 05/15/11	300	315,000
9.50%, 12/01/11	500	550,000
Smurfit Capital Funding PLC,
7.50%, 11/20/25	1,600	1,632,000
		3,516,812

Gaming—4.2%
Majestic Star Casino LLC:
9.50%, 10/15/10 (c)	250	262,500
9.75%, 01/15/11 (c)	100	95,000
Mandalay Resorts Group:
9.375%, 02/15/10 (c)	1,035	1,115,212
10.25%, 08/01/07	655	663,188
Wheeling Island Gaming, Inc.,
10.125%, 12/15/09	405	411,075
Wynn Las Vegas LLC,
6.625%, 12/01/14 (c)	500	496,250
		3,043,225

Gas Distribution—4.1%
Ferrellgas Partners LP,
8.75%, 06/15/12	684	709,650
MarkWest Energy Partners LP,
8.50%, 07/15/16	500	521,250
Northwest Pipeline Corp.,
8.125%, 03/01/10	850	885,062
The Williams Cos., Inc.,
8.75%, 03/15/32 (c)	710	817,388
		2,933,350

Health Services—4.8%
Fresenius Medical Capital Trust,
7.875%, 02/01/08	1,120	1,134,000
HCA, Inc.,
9.25%, 11/15/16 (d)	675	729,000

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

	Principal
	Amount
Description	(000)	Value
Lazard High Yield Portfolio (continued)

HealthSouth Corp.,
10.75%, 06/15/16 (c), (d)	$ 350	$384,125
Senior Housing Properties Trust,
7.875%, 04/15/15	179	187,950
Tenet Healthcare Corp.,
7.375%, 02/01/13 (c)	500	466,250
The Cooper Cos., Inc.,
7.125%, 02/15/15 (c), (d)	525	532,875
		3,434,200

Leisure & Entertainment—1.0%
Royal Caribbean Cruises, Ltd.:
7.25%, 06/15/16	300	308,205
8.00%, 05/15/10 (c)	400	426,000
		734,205

Machinery—0.6%
Case New Holland, Inc.:
6.00%, 06/01/09 (c)	325	325,000
9.25%, 08/01/11	125	131,563
		456,563

Media—2.1%
CanWest Media, Inc.,
8.00%, 09/15/12	911	939,131
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14	600	566,250
		1,505,381

Metals & Mining—4.9%
Arch Western Finance LLC,
6.75%, 07/01/13 (c)	1,000	988,750
Century Aluminum Co.,
7.50%, 08/15/14	225	231,750
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/15 (c)	100	107,500
8.375%, 04/01/17 (c)	100	108,000
International Steel Group, Inc.,
6.50%, 04/15/14 (c)	475	494,000
Massey Energy Co.,
6.875%, 12/15/13 (c)	800	761,000
Peabody Energy Corp.,
6.875%, 03/15/13 (c)	500	510,000

	Principal
	Amount
Description	(000)	Value
United States Steel Corp.,
9.75%, 05/15/10	$ 294	$308,700
		3,509,700

Packaging—1.1%
Owens-Brockway Glass Container,
Inc.,
8.75%, 11/15/12 (c)	725	765,781

Printing & Publishing—4.1%
Clarke American Corp.,
11.75%, 12/15/13	475	546,250
Dex Media East LLC,
12.125%, 11/15/12 (c)	195	213,281
Idearc, Inc.,
8.00%, 11/15/16 (d)	725	744,937
Phoenix Color Corp.,
13.00%, 02/01/09	515	516,288
R.H. Donnelley Corp.:
8.875%, 01/15/16 (c)	400	426,500
10.875%, 12/15/12	440	475,750
		2,923,006

Real Estate—1.9%
AMR Real Estate Partners:
7.125%, 02/15/13	500	492,500
8.125%, 06/01/12	350	355,688
Forest City Enterprises, Inc.,
7.625%, 06/01/15 (c)	475	484,500
		1,332,688

Retail—3.9%
Saks, Inc.,
9.875%, 10/01/11	1,225	1,362,812
Stater Brothers Holdings, Inc.,
8.125%, 06/15/12 (c)	725	746,750
The Neiman Marcus Group, Inc.,
10.375%, 10/15/15 (c)	600	670,500
		2,780,062

Support Services—1.9%
Avis Budget Car Rental LLC:
7.625%, 05/15/14 (c), (d)	640	651,200
7.75%, 05/15/16 (c), (d)	110	112,200

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

	Principal
	Amount
Description	(000)	Value
Lazard High Yield Portfolio (concluded)

Hertz Corp.,
8.875%, 01/01/14	$ 550	$594,000
		1,357,400

Telecommunications—10.0%
Citizens Communications Co.,
6.25%, 01/15/13 (c)	1,000	997,500
Intelsat Bermuda, Ltd.,
11.25%, 06/15/16 (d)	350	398,563
Intelsat Subsidiary Holding Co.,
Ltd.,
8.25%, 01/15/13	800	834,000
Level 3 Financing, Inc.,
9.25%, 11/01/14 (c), (d)	700	721,000
Nortel Networks, Ltd.,
10.75%, 07/15/16 (d)	375	417,187
PanAmSat Corp.,
9.00%, 08/15/14 (c)	846	914,737
Qwest Corp.,
7.875%, 09/01/11	800	849,000
Rogers Wireless, Inc.,
9.625%, 05/01/11	1,000	1,145,000
Windstream Corp.:
7.00%, 03/15/19 (d)	375	375,938
8.625%, 08/01/16 (c)	475	519,531
		7,172,456

Transportation—2.3%
Kansas City Southern Railway Co.,
7.50%, 06/15/09	610	622,963
Stena AB,
7.50%, 11/01/13	975	996,937
		1,619,900

Total Corporate Bonds
(Identified cost $66,610,865)		65,968,995

Description	Shares	Value
Preferred Stock—1.3%

Broadcasting—1.3%
ION Media Networks, Inc.,
14.25%, 11/15/07
(Identified cost $860,445)	119	$935,657

Warrants—0.0%

Cable Television—0.0%
Ono Finance PLC:
05/31/09 (a), (d), (g)	500	5
03/16/11 (a), (d), (g)	470	5
		10
Total Warrants
(Identified cost $64,841)		10

Short-Term Investments—27.9%

Collateral for Securities on Loan—
24.0%
State Street Navigator Securities
Lending Prime Portfolio,
5.33% (e), (f)	17,214,223	17,214,223

	Principal
	Amount
	(000)

Repurchase Agreement—3.9%
State Street Bank and Trust Co.,
4.60%, 04/02/07
(Dated 03/30/07, collateralized by
$2,855,000 United States
Treasury Note, 4.75%, 02/15/10,
with a value of $2,883,550)
Proceeds of $2,827,083	$ 2,826	2,826,000

Total Short-Term Investments
(Identified cost $20,040,223)		20,040,223

Total Investments—121.3%
(Identified cost $87,576,374) (b)		$86,944,885

Liabilities in Excess of Cash and
Other Assets—(21.3)%		(15,294,702)

Net Assets—100.0%		$71,650,183

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) are as follows:

		Aggregate	Aggregate	Net
		Gross	Gross	Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Portfolio	Cost	Appreciation	Depreciation	(Depreciation)
U.S. Equity Value	$8,847,583	$87,850	$228,713	$(140,863)
U.S. Strategic	108,299,011	11,452,498	1,795,014	9,657,484
Equity
Mid Cap	350,438,520	36,211,690	5,676,274	30,535,416
Small Cap	242,454,445	22,743,655	6,443,387	16,300,268
U.S. Small Cap
Equity Growth	14,790,996	690,287	433,793	256,494
International	610,845,693	86,013,556	8,737,876	77,275,680
Equity
International	26,056,700	4,607,320	320,428	4,286,892
Equity Select
International	371,472,659	49,656,818	6,321,725	43,335,093
Strategic Equity
International	732,285,849	213,794,434	13,318,445	200,475,989
Small Cap
Emerging Markets	3,058,294,528	694,058,423	41,111,838	652,946,585
High Yield	87,576,374	2,682,516	3,314,005	(631,489)

(c)	Security or portion thereof is out on loan.

(d)

Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2007, these securities amounted to 1.2%, 1.7% and 11.4% of the net assets of Lazard International Equity Select Portfolio, Lazard Emerging Markets Portfolio and Lazard High Yield Portfolio, respectively. These securities are considered to be liquid for all Portfolios.

(e)	Rate shown reflects 7 day yield as of March 31, 2007.

(f)	Represents security purchased with cash collateral received for securities on loan.

(g)	Date shown is the expiration date.

(h)	Issue in default.

(i)	Bankrupt issuer; security valued at zero; principal amount denominated in respective country’s currency.

Security Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
SDR — Swedish Depositary Receipt

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2007 (unaudited)

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

	Lazard	Lazard	Lazard	Lazard	Lazard
	International	International	International	International	Emerging
	Equity	Equity Select	Strategic	Small Cap	Markets
	Portfolio	Portfolio	Equity Portfolio	Portfolio	Portfolio
Industry
Agriculture	-%	-%	-%	-%	1.4%
Alcohol & Tobacco	7.7	10.3	5.5	-	2.9
Automotive	4.5	4.6	5.5	-	3.9
Banking	17.7	17.5	12.1	4.0	14.1
Building & Construction	3.3	2.1	6.6	8.2	6.7
Chemicals	-	-	3.4	4.0	-
Commercial Services	-	-	1.5	15.5	-
Consumer Products	2.5	1.0	-	1.9	3.8
Drugs	9.4	7.6	5.6	1.3	0.7
Electric	2.3	2.1	2.5	-	1.6
Energy Exploration & Production	-	-	-	0.3	3.0
Energy Integrated	8.8	8.0	4.6	1.8	4.9
Energy Services	-	-	-	7.3	-
Financial Services	3.4	7.5	7.3	7.4	5.3
Food & Beverages	3.1	6.5	3.4	0.7	0.9
Forest & Paper Products	-	-	1.6	-	2.3
Gas Utilities	2.8	-	2.5	-	-
Insurance	3.8	6.0	4.8	1.7	-
Leisure & Entertainment	0.7	-	1.5	5.0	2.6
Manufacturing	4.0	1.0	6.2	13.8	1.6
Medical Products	-	-	-	2.3	-
Metals & Mining	-	-	-	1.5	8.4
Multimedia	-	-	-	-	0.8
Real Estate	-	-	-	4.6	-
Retail	6.5	4.8	7.7	6.4	2.1
Semiconductors & Components	0.7	3.4	2.1	-	6.4
Technology	1.1	-	-	2.1	1.5
Technology Hardware	3.1	3.0	2.1	2.1	1.8
Telecommunications	7.7	8.0	4.6	-	13.9
Transportation	4.1	2.1	4.2	2.2	3.7
Subtotal	97.2	95.5	95.3	94.1	94.3
Collateral for Securities on Loan	20.3	-	-	22.2	6.6
Repurchase Agreements	9.1	4.1	4.3	5.5	4.9
Total Investments	126.6%	99.6%	99.6%	121.8%	105.8%

The Lazard Funds, Inc.
Portfolios of Investments (concluded)
March 31, 2007 (unaudited)

Valuation of Investments — Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations. Debt securities maturing in sixty days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined under the supervision of the Board of Directors.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.                Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.          Exhibits.

                Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 29, 2007

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 29, 2007